14. Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Other tax payables	$ 6,497	$ 6,653
Accrued expense	5,937	3,379
Tax penalty payable	9,670	0
Other payable	5,385	5,037
Other accrual and payables	5,321	1,505
Total accrued liabilities	$ 32,810	$ 16,574